Note 11 - Segment Reporting: Two Reportable Segments (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Two Reportable Segments

For the nine months ended September 30, 2013

	Revenues	Segment operating earnings (losses)	Depreciation depletion and amortization

Oil and gas	$117,114	$(44,489)	$21,442
Manufacturing *	359,058	(29,951)	8,668
	$476,172	$(74,440)	$30,110